ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to limited partners for the years ended December 31, 2022, 2021 and 2020:

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2022	$(252)	$76	$23	$(153)
Adoption of new accounting standards (2)	—	—	1	1
As adjusted opening balance January 1, 2022	(252)	76	24	(152)
Other comprehensive income (loss)	(66)	(69)	92	(43)
Ownership changes	4	—	1	5
Issuance of BBUC exchangeable shares (3)	67	(15)	(5)	47
Balance as at December 31, 2022	$(247)	$(8)	$112	$(143)
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(1)Represents net investment hedges, cash flow hedges and other reserves.
(2)Refer to Note 2 for further details.
(3)In connection with the special distribution of BBUC, $47 million of accumulated other comprehensive income (loss) was reallocated to BBUC exchangeable shares. Refer to Note 1 for further details.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(144)	$52	$(88)	$(180)
Other comprehensive income (loss)	(70)	24	110	64
Ownership changes	(38)	—	1	(37)
Balance as at December 31, 2021	$(252)	$76	$23	$(153)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(169)	$11	$(60)	$(218)
Other comprehensive income (loss)	25	39	(28)	36
Ownership changes	—	2	—	2
Balance as at December 31, 2020	$(144)	$52	$(88)	$(180)
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(1)Represents net investment hedges, cash flow hedges and other reserves.